Finance Costs	12 Months Ended
Feb. 28, 2026
Finance Costs [Abstract]
FINANCE COSTS

22. FINANCE COSTS

	Year ended February 28/29
Figures in Rand thousands	2026	2025	2024

Lease liabilities	23,734	16,346	11,371
Term loans	24,854	20,473	194
Bank overdraft	28,668	13,465	2,296
Others	618	582	1,961
	77,874	50,866	15,822